Risk/Return Summary - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity Emerging Markets Multifactor ETF	Nov. 10, 2023
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Emerging Markets Multifactor ETF, Fidelity® International High Dividend ETF, Fidelity® International Multifactor ETF, and Fidelity® International Value Factor ETF March 1, 2023 Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses